As filed with the Securities and Exchange Commission on February 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8977

Genworth Financial Asset Management Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523
(Name and address of agent for service)

925.521.2244
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2008
Genworth Financial Contra Fund
(Unaudited)

Contracts			Value
	PURCHASED OPTIONS - 10.45%
2,200	Russell 2000 Index
	Put Expiration: January, 2009
	Exercise Price: $450.000		$1,166,000
1,900	Russell 2000 Index
	Put Expiration: January, 2009
	Exercise Price: $460.000		1,358,500
4,400	S&P 500 Index
	Call Expiration: January, 2009
	Exercise Price: $925.000		5,478,000
2,300	S&P 500 Index
	Put Expiration: January, 2009
	Exercise Price: $850.000		2,840,500
5,200	S&P 500 Index
	Put Expiration: January, 2009
	Exercise Price: $875.000		10,088,000
	TOTAL PURCHASED OPTIONS (Cost $67,954,053)		20,931,000

Shares
	SHORT TERM INVESTMENTS - 89.88%
	Money Market Funds - 89.88%
463,305	Goldman Sachs Financial Square Government Fund		463,305
179,601,828	Federal Treasury Mutual Fund		179,601,828
	TOTAL SHORT TERM INVESTMENTS (Cost $180,065,133)		180,065,133
	Total Investments (Cost $248,019,186) - 100.33%		200,996,133
	Liabilities in Excess of Other Assets - (0.33)%		(671,003)
	TOTAL NET ASSETS - 100.00%		$200,325,130

Percentages are stated as a percent of net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$248,019,186
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(47,023,053)
	Net unrealized appreciation	($47,023,053)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$ 200,996,133
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 200,996,133

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Financial Asset Management Funds

By (Signature and Title)             /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date         February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date         February 25, 2009

By (Signature and Title)*           /s/ Danell J. Doty
Danell J. Doty
Treasurer (Principal Financial Officer)

Date         February 25, 2009

* Print the name and title of each signing officer under his or her signature.